Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at January 1, 2017 and December 31, 2017	¥ 2,959,183	$ 430,395
Increase in goodwill related to acquisition (Note 3)	2,827,885	411,299
Balance at December 31, 2018	¥ 5,787,068	$ 841,694